SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Project assets
Project assets - Acquisition cost	$ 244,636,069	$ 275,423,447
Project assets - EPC and other cost	260,361,532	123,723,577
Total project assets	504,997,601	399,147,024
Current portion	344,161,805	180,436,619
Non-current portion	160,835,796	218,710,405
Impairment charges for project assets	$ 1,557,734	$ 0	$ 0
Buildings
Property, plant and equipment
Estimated useful lives	20 years
Machinery | Minimum
Property, plant and equipment
Estimated useful lives	5 years
Machinery | Maximum
Property, plant and equipment
Estimated useful lives	10 years
Furniture, fixtures and equipment
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles
Property, plant and equipment
Estimated useful lives	5 years